Restatement of previously issued financial statements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of derivative liability	$ 539,446	$ 562,969	$ (627,433)	$ (11,529,498)
Loss for the period	(1,621,388)	$ (1,516,736)	(4,347,767)	6,358,408
Basic and diluted loss per share		$ 0.04
Derivative liability	2,954,986		2,364,381	5,111,007	$ 18,100,327
Additional paid-in capital	18,601,567		17,363,208	13,149,478
Warrants	777,255		89,432	151,451
Accumulated deficit	$ (20,236,771)		(18,613,294)	(14,259,260)
As previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of derivative liability		$ 368,594	(627,433)	(8,300,438)
Loss for the period			$ 4,796,030	(3,129,348)
Basic and diluted loss per share		$ 0.04	$ 0.13
Derivative liability		$ 3,458,662	$ 1,031,004	3,329,367
Additional paid-in capital		13,982,362	17,500,008	13,286,278
Warrants		6,187,805	6,138,426	6,200,445
Accumulated deficit		(19,985,775)	(23,465,711)	(18,663,414)
Restatement adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of derivative liability		$ 194,375	448,263	3,229,060
Loss for the period			$ (448,263)	(3,229,060)
Basic and diluted loss per share		$ 0.00	$ (0.02)
Derivative liability		$ 1,976,015	$ 1,333,377	1,781,640	$ 5,113,500
Additional paid-in capital		(136,800)	(136,800)	(136,800)
Warrants		(6,048,994)	(6,048,994)	(6,048,994)	$ 6,288,594
Accumulated deficit		4,209,779	$ 4,852,417	$ 4,404,154	$ 1,175,094
As restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of derivative liability		562,969
Loss for the period		$ (1,516,736)
Basic and diluted loss per share		$ 0.04
Derivative liability		$ 5,434,677
Additional paid-in capital		13,845,562
Warrants		138,811
Accumulated deficit		$ (15,775,996)